COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	Maturity	March 31, 2024
			US$’000 (Unaudited)
Non-current
Loans from a collaborator	8.27	No specific maturity date	286,396